LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	948,187,000	947,443,000
Weighted average number of dilutive stock options (in shares)	0	0
Weighted average number of dilutive Restricted Share Units (in shares)	0	0
Weighted average number of common shares (in thousands) - diluted (in shares)	948,187,000	947,443,000
Loss per share from continuing and discontinued operations - basic and diluted
Net loss from continuing operations	$ (194.4)	$ (307.9)
Loss per share from continuing and discontinued operations - basic and diluted (in dollars per share)	$ (0.21)	$ (0.32)
Profit (loss) from continuing operations	$ (204.1)	$ (290.8)
Loss per share attributable to Yamana Gold Inc. equityholders (Note 13)
Loss from continuing operations - basic and diluted (in dollars per share)	$ (0.21)	$ (0.31)
Loss per share from continuing operations - basic and diluted
Net loss from discontinued operations	$ 0.0	$ (17.5)
Loss per share - basic and diluted (in dollars per shares)	$ 0.00	$ (0.01)
Employee stock option
Loss per share from continuing operations - basic and diluted
Antidilutive securities (in shares)	954	1,004
Restricted stock units
Loss per share from continuing operations - basic and diluted
Antidilutive securities (in shares)	636,774	452,837
Yamana Gold Inc. (parent)
Loss per share from continuing and discontinued operations - basic and diluted
Profit (loss) from continuing operations	$ (194.4)	$ (290.4)